Event After the Reporting Period - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2021	Jul. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate			12.00%
Convertible Senior Subordinated Notes Due 2027 | Privately Negotiated Subscription Agreements
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase of convertible senior subordinated	$ 56.5
Interest rate	6.00%
Payment description		payable semi-annually in arrears starting September 1, 2022
Maturity	March 1, 2027
Initial conversion price per share	$ 9.22